Schedule of Investments (unaudited) October 31, 2019	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.2%

Australia — 13.7%
AGL Energy Ltd.	4,656	$63,557
Bendigo & Adelaide Bank Ltd.	3,412	25,041
BHP Group PLC	3,318	70,377
BlueScope Steel Ltd.	3,818	34,951
Caltex Australia Ltd.	153	2,876
CIMIC Group Ltd.	689	15,702
Coca-Cola Amatil Ltd.	3,587	25,172
Cochlear Ltd.	411	59,961
Dexus	7,389	60,933
Flight Centre Travel Group Ltd.	401	11,780
Fortescue Metals Group Ltd.	9,828	60,153
GPT Group	12,832	52,672
Harvey Norman Holdings Ltd.	3,528	9,954
Medibank Pvt Ltd.	19,559	45,587
Mirvac Group	25,931	57,460
QBE Insurance Group Ltd.	9,199	80,035
Rio Tinto Ltd.	2,610	163,211
Rio Tinto PLC	4,371	227,562
Sonic Healthcare Ltd.	2,844	56,013
South32 Ltd.	26,016	45,526
Telstra Corp. Ltd.	29,535	71,133
Washington H Soul Pattinson & Co. Ltd.	763	11,405
Woolworths Group Ltd.	9,262	238,831

		1,489,892

Austria — 0.2%
Verbund AG	485	26,275

Belgium — 2.4%
Ageas	1,264	72,896
Colruyt SA	419	23,291
Groupe Bruxelles Lambert SA	557	55,954
Proximus SADP	1,083	33,281
UCB SA	899	72,458

		257,880

Canada — 12.2%
Atco Ltd. Class I	539	18,948
CAE, Inc.	1,911	47,924
CGI, Inc.(a)	1,717	133,465
CI Financial Corp.	1,641	23,884
Constellation Software, Inc.	141	139,258
Empire Co. Ltd., Class A	1,228	32,604
Gildan Activewear, Inc.	1,455	37,173
H&R Real Estate Investment Trust	991	16,764
Husky Energy, Inc.	2,490	17,393
iA Financial Corp. Inc.	769	37,034
IGM Financial, Inc.	589	16,622
Intact Financial Corp.	970	100,086
Kirkland Lake Gold Ltd.	1,420	66,682
Loblaw Cos. Ltd.	1,306	69,648
Magna International, Inc.	2,214	119,046
Methanex Corp.	451	17,090
Metro, Inc.	1,812	76,629

Security	Shares	Value

Canada (continued)
Power Corp. of Canada	2,136	$49,431
Power Financial Corp.	1,889	44,174
RioCan Real Estate Investment Trust	1,026	20,589
SmartCentres Real Estate Investment Trust	473	11,434
Teck Resources Ltd., Class B	3,579	56,575
Thomson Reuters Corp.	1,402	94,215
Tourmaline Oil Corp.	1,830	15,700
West Fraser Timber Co. Ltd.	396	18,310
WSP Global, Inc.	747	46,609

		1,327,287

China — 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	16,900	11,831

Denmark — 0.4%
H Lundbeck A/S	493	16,846
Tryg A/S	861	24,066

		40,912

Finland — 0.8%
Elisa OYJ	1,015	55,435
Orion OYJ, Class B	737	32,697

		88,132

France — 7.0%
Arkema SA	491	50,248
Atos SE	682	52,928
AXA SA	1,075	28,457
BioMerieux	293	23,992
Cie Generale des Etablissements Michelin SCA	1,194	145,378
CNP Assurances	1,215	24,117
Eutelsat Communications SA	1,236	23,447
Faurecia SE	539	25,154
Ipsen SA	268	28,565
Peugeot SA	4,092	103,634
Renault SA	832	42,481
SCOR SE	1,159	48,886
Societe BIC SA	181	12,566
Societe Generale SA	2,769	78,747
UbiSoft Entertainment SA(a)	583	34,455
Worldline SA(a)(b)	564	34,318

		757,373

Germany — 2.2%
Covestro AG(b)	1,238	59,451
Deutsche Lufthansa AG, Registered Shares	1,676	29,034
Hannover Rueck SE	420	74,425
HUGO BOSS AG	449	18,931
METRO AG	1,275	20,820

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	132	$36,675

		239,336

Hong Kong — 6.6%
Hang Lung Properties Ltd.	14,000	30,775
Hongkong Land Holdings Ltd.	8,400	46,145
Hysan Development Co. Ltd.	4,000	15,765
Kerry Properties Ltd.	4,500	14,551
Link REIT	15,000	163,371
New World Development Co. Ltd.	44,000	62,939
NWS Holdings Ltd.	10,635	15,828
Sino Land Co. Ltd.	22,235	33,238
Swire Pacific Ltd., Class A	3,500	33,363
Swire Properties Ltd.	8,200	25,789
Techtronic Industries Co. Ltd.	9,500	74,243
Vitasoy International Holdings Ltd.	4,000	16,265
WH Group Ltd.(b)	68,000	71,777
Wharf Holdings Ltd.	9,000	20,423
Wharf Real Estate Investment Co. Ltd.	8,000	47,054
Wheelock & Co. Ltd.	6,000	37,108
Yue Yuen Industrial Holdings Ltd.	5,000	14,091

		722,725

Ireland — 0.5%
AerCap Holdings NV(a)(c)	946	54,755

Israel — 1.1%
Bank Leumi Le-Israel BM	10,666	77,694
Israel Discount Bank Ltd., Series A	8,263	37,760

		115,454

Italy — 0.7%
Leonardo SpA	2,042	23,723
Moncler SpA	1,310	50,551

		74,274

Japan — 17.5%
AGC, Inc.	1,300	45,708
Alfresa Holdings Corp.	1,300	29,028
ANA Holdings, Inc.	800	27,471
Astellas Pharma, Inc.	13,200	226,547
Brother Industries Ltd.	1,600	30,070
Chiba Bank Ltd.	4,200	22,828
Credit Saison Co. Ltd.	1,100	15,929
Daicel Corp.	1,900	16,985
Electric Power Development Co. Ltd.	1,100	26,708
Fujitsu Ltd.	1,400	124,081
Hitachi Ltd.	6,800	253,793
ITOCHU Corp.	9,500	198,625
Japan Airlines Co. Ltd.	800	24,930
JTEKT Corp.	1,400	17,856
Kamigumi Co. Ltd.	800	18,089
Kaneka Corp.	300	9,987
Konica Minolta, Inc.	3,200	23,487

Security	Shares	Value

Japan (continued)
Kurita Water Industries Ltd.	700	$20,151
Kyushu Railway Co.	1,100	36,341
Marubeni Corp.	11,100	78,123
Medipal Holdings Corp.	1,200	27,417
Mitsubishi Tanabe Pharma Corp.	1,600	19,149
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,900	17,803
NEC Corp.	1,700	67,372
NH Foods Ltd.	600	25,210
Nippon Electric Glass Co. Ltd.	600	13,516
Obayashi Corp.	4,600	47,340
Shimamura Co. Ltd.	100	8,470
Shinsei Bank Ltd.	1,200	18,708
Stanley Electric Co. Ltd.	900	24,906
Sumitomo Dainippon Pharma Co. Ltd.	1,100	19,198
Sumitomo Heavy Industries Ltd.	800	24,850
Sumitomo Rubber Industries Ltd.	1,200	15,905
Suzuken Co. Ltd.	500	26,697
Toho Gas Co. Ltd.	500	19,474
Tohoku Electric Power Co., Inc.	3,000	30,833
Tokyo Electric Power Co. Holdings, Inc.(a)	10,900	50,479
Tokyo Gas Co. Ltd.	2,700	65,910
Toppan Printing Co. Ltd.	1,700	31,442
Tosoh Corp.	1,800	24,647
Toyo Suisan Kaisha Ltd.	600	25,263
Toyoda Gosei Co. Ltd.	500	11,697
Yamazaki Baking Co. Ltd.	900	15,344
Yokogawa Electric Corp.	1,600	29,317

		1,907,684

Luxembourg — 0.1%
RTL Group SA	274	13,923

Netherlands — 5.2%
Aegon NV	12,675	54,988
Koninklijke Ahold Delhaize NV	8,314	207,185
Koninklijke Vopak NV	498	27,358
NN Group NV	2,128	81,198
Randstad NV	845	46,895
Wolters Kluwer NV	1,967	144,876

		562,500

New Zealand — 0.3%
Spark New Zealand Ltd.	12,992	37,270

Russia — 0.2%
Evraz PLC	3,635	17,346

Singapore — 1.0%
ComfortDelGro Corp. Ltd.	16,200	27,356
Golden Agri-Resources Ltd.	46,900	7,040
Singapore Airlines Ltd.	3,800	26,265
Singapore Exchange Ltd.	4,300	28,232

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Venture Corp. Ltd.	2,000	$23,199

		112,092

South Africa — 2.0%
Anglo American PLC	7,394	190,300
Investec PLC	4,817	27,310

		217,610

Spain — 2.3%
Mapfre SA	7,548	21,066
Red Electrica Corp. SA	3,073	61,760
Repsol SA	10,208	168,225

		251,051

Sweden — 1.2%
Boliden AB	1,948	52,533
ICA Gruppen AB	641	28,365
Industrivarden AB, Class C	1,182	25,610
L E Lundbergforetagen AB, B Shares	538	20,277

		126,785

Switzerland — 9.1%
Adecco Group AG, Registered Shares	1,125	66,877
Baloise Holding AG, Registered Shares	348	64,364
Coca-Cola HBC AG(a)	1,349	41,075
Nestle SA, Registered Shares	33	3,530
Pargesa Holding SA, Bearer Shares	273	21,580
Roche Holding AG	1,297	390,340
SGS SA, Registered Shares	37	96,500
Sonova Holding AG, Registered Shares	395	90,644
Swiss Life Holding AG, Registered Shares	239	119,695
Swisscom AG, Registered Shares	180	92,069

		986,674

United Kingdom — 11.0%
3i Group PLC	6,754	98,695
Admiral Group PLC	1,334	34,913
Barratt Developments PLC	7,196	58,848
Berkeley Group Holdings PLC	877	49,988
British Land Co. PLC	6,280	50,492
Burberry Group PLC	2,915	77,297
Direct Line Insurance Group PLC	9,733	34,316
easyJet PLC	1,125	18,047
Fiat Chrysler Automobiles NV	7,748	120,239
Halma PLC	766	18,587
Hargreaves Lansdown PLC	2,027	46,547

Security	Shares	Value

United Kingdom (continued)
J. Sainsbury PLC	12,437	$32,775
Johnson Matthey PLC	396	15,732
Kingfisher PLC	14,959	40,129
Marks & Spencer Group PLC	11,212	26,413
Meggitt PLC	5,462	44,195
Mondi PLC	2,607	54,053
Pearson PLC	5,531	48,848
Persimmon PLC	2,255	66,514
Smith & Nephew PLC	6,129	131,568
Smiths Group PLC	1,661	34,721
Taylor Wimpey PLC	23,294	49,959
WM Morrison Supermarkets PLC	16,700	43,142

		1,196,018

United States — 0.4%
Carnival PLC	1,168	46,740

Total Common Stocks — 98.2% (Cost — $9,933,886)		10,681,819

Preferred Stock — 0.7%

Germany — 0.7%
Porsche Automobil Holding SE, Preference Shares, 0.00%	1,089	80,184

Total Preferred Stocks — 0.7% (Cost — $89,791)		80,184

Total Long-Term Investments — 98.9% (Cost — $10,023,677)		10,762,003

Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.03%(d)(e)(f)	56,590	56,618
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.77%(d)(f)	26,292	26,292

Total Short-Term Securities — 0.8% (Cost — $82,910)		82,910

Total Investments — 99.7% (Cost — $10,106,587)		10,844,913

Other Assets Less Liabilities — 0.3%		37,459

Net Assets — 100.0%		$10,882,372

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Multifactor Intl Index Fund

(f)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,420	21,170	56,590	$56,618	$26	(b)	$4	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	285,315	(259,023)	26,292	26,292	82		—	—

				$82,910	$108		$4	$(1)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

AGC  Assured Guarantee Corp.

REIT  Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	2	12/20/19	$81	$2,304

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

4

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Edge MSCI Multifactor Intl Index Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$1,489,892	$—	$1,489,892
Austria	—	26,275	—	26,275
Belgium	23,291	234,589	—	257,880
Canada	1,327,287	—	—	1,327,287
China	—	11,831	—	11,831
Denmark	—	40,912	—	40,912
Finland	55,435	32,697	—	88,132
France	12,566	744,807	—	757,373
Germany	—	239,336	—	239,336
Hong Kong	—	722,725	—	722,725
Ireland	54,755	—	—	54,755
Israel	—	115,454	—	115,454
Italy	—	74,274	—	74,274
Japan	—	1,907,684	—	1,907,684
Luxembourg	13,923	—	—	13,923
Netherlands	—	562,500	—	562,500
New Zealand	—	37,270	—	37,270
Russia	—	17,346	—	17,346
Singapore	—	112,092	—	112,092
South Africa	—	217,610	—	217,610
Spain	—	251,051	—	251,051
Sweden	—	126,785	—	126,785
Switzerland	—	986,674	—	986,674
United Kingdom	—	1,196,018	—	1,196,018
United States	—	46,740	—	46,740
Preferred Stock	—	80,184	—	80,184
Short-Term Securities	82,910	—	—	82,910

	$1,570,167	$9,274,746	$—	$10,844,913

Derivative Financial Instruments(a)
Assets:
Equity contracts	$2,304	$—	$—	$2,304

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5